Accounting policies - Measurement of FA and FL and recognition of FV changes - Potential impact of changing inputs (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
IRS
Financial instruments
Potential impact on consolidated income statement - Most favorable input	$ 2,000
Potential impact on consolidated income statement - Least favorable input	(1,000)
Cross currency swaps (CCS)
Financial instruments
Potential impact on consolidated income statement - Most favorable input	5,000
Potential impact on consolidated income statement - Least favorable input	$ (4,000)